Restatement - Restatement of Consolidated Statement of Cash Flows (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
As Reported
Operating Activities
Net loss	$ (712,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	229,717
Gain (loss) on conversion of debt	7,130
Loss on change in fair value of derivative liabilities	45,207
Changes in operating assets and liabilities:
Deferred financing costs	2,637
Accounts payable and accrued liabilities	5,684
Net cash used in operating activities	(394,493)
Financing Activities
Proceeds from issuance of convertible debt	261,000
Net cash provided by financing activities	354,296
Adjustment
Operating Activities
Net loss	(96,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	57,922
Gain (loss) on conversion of debt	(7,130)
Loss on change in fair value of derivative liabilities	36,931
Changes in operating assets and liabilities:
Deferred financing costs	24,899
Accounts payable and accrued liabilities	1
Net cash used in operating activities	16,000
Financing Activities
Proceeds from issuance of convertible debt	(16,000)
Net cash provided by financing activities	(16,000)
As Restated
Operating Activities
Net loss	(808,710)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	287,639
Gain (loss) on conversion of debt
Loss on change in fair value of derivative liabilities	82,138
Changes in operating assets and liabilities:
Deferred financing costs	27,536
Accounts payable and accrued liabilities	5,685
Net cash used in operating activities	(378,493)
Financing Activities
Proceeds from issuance of convertible debt	245,000
Net cash provided by financing activities	$ 338,296